PROPERTY, PLANT AND EQUIPMENT, NET (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost, beginning balance	$ 25,372		$ 6,688
Additions from business acquisitions			9
Additions			18,675
Property, plant and equipment, cost, ending balance	29,037		25,372
Property, plant and equipment, accumulated depreciation, beginning balance	997		99
Depreciation(a)	2,359	[1]	898	[2]
Property, plant and equipment, accumulated depreciation, ending balance	3,356		997
Property, plant and equipment, net book value	25,680		24,374		$ 6,588
Additions, net	3,665
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost, beginning balance	4,698		1,439
Additions from business acquisitions
Additions			3,259
Property, plant and equipment, cost, ending balance	5,065		4,698
Property, plant and equipment, accumulated depreciation, beginning balance
Depreciation(a)		[1]		[2]
Property, plant and equipment, accumulated depreciation, ending balance
Property, plant and equipment, net book value	5,065		4,698		1,439
Additions, net	367
Buildings & warehouse
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost, beginning balance	5,313		2,498
Additions from business acquisitions
Additions			2,815
Property, plant and equipment, cost, ending balance	8,464		5,313
Property, plant and equipment, accumulated depreciation, beginning balance	127		16
Depreciation(a)	560	[1]	111	[2]
Property, plant and equipment, accumulated depreciation, ending balance	687		127
Property, plant and equipment, net book value	7,777		5,186		2,482
Additions, net	3,151
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost, beginning balance	3,336		1,573
Additions from business acquisitions
Additions			1,763
Property, plant and equipment, cost, ending balance	5,942		3,336
Property, plant and equipment, accumulated depreciation, beginning balance	311		10
Depreciation(a)	526	[1]	301	[2]
Property, plant and equipment, accumulated depreciation, ending balance	837		311
Property, plant and equipment, net book value	5,105		3,025		1,563
Additions, net	2,606
Agricultural equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost, beginning balance	1,904		41
Additions from business acquisitions
Additions			1,863
Property, plant and equipment, cost, ending balance	1,904		1,904
Property, plant and equipment, accumulated depreciation, beginning balance	172		2
Depreciation(a)	438	[1]	170	[2]
Property, plant and equipment, accumulated depreciation, ending balance	610		172
Property, plant and equipment, net book value	1,294		1,732		39
Additions, net
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost, beginning balance	1,199		324
Additions from business acquisitions
Additions			875
Property, plant and equipment, cost, ending balance	1,535		1,199
Property, plant and equipment, accumulated depreciation, beginning balance	232		52
Depreciation(a)	518	[1]	180	[2]
Property, plant and equipment, accumulated depreciation, ending balance	750		232
Property, plant and equipment, net book value	785		967		272
Additions, net	336
Furniture & appliances
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost, beginning balance	692		104
Additions from business acquisitions
Additions			588
Property, plant and equipment, cost, ending balance	819		692
Property, plant and equipment, accumulated depreciation, beginning balance	102		2
Depreciation(a)	209	[1]	100	[2]
Property, plant and equipment, accumulated depreciation, ending balance	311		102
Property, plant and equipment, net book value	508		590		102
Additions, net	127
Construction- in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost, beginning balance	7,450		624
Additions from business acquisitions
Additions			6,826
Property, plant and equipment, cost, ending balance	4,288		7,450
Property, plant and equipment, accumulated depreciation, beginning balance
Depreciation(a)		[1]		[2]
Property, plant and equipment, accumulated depreciation, ending balance
Property, plant and equipment, net book value	4,288		7,450		624
Additions, net	(3,162)
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost, beginning balance	780		84
Additions from business acquisitions			9
Additions			687
Property, plant and equipment, cost, ending balance	1,020		780
Property, plant and equipment, accumulated depreciation, beginning balance	54		17
Depreciation(a)	108	[1]	37	[2]
Property, plant and equipment, accumulated depreciation, ending balance	162		54
Property, plant and equipment, net book value	858		$ 726		$ 67
Additions, net	$ 240

[1]	Includes approximately $1,050 and $685 of depreciation included in inventory and cost of goods sold, respectively.
[2]	Includes approximately $100 and nil of depreciation included in inventory and cost of goods sold, respectively.